Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000085712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000085712
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%	8.81%	7.67%
Without Sales Load [Member] | C000085710
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	9.07%	7.94%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	11.17%	9.95%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	11.17%	9.95%
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return, Percent	14.08%	9.63%	9.17%
PIMCO INDEX: 50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Index/50% S&P 500 Index
Average Annual Return, Percent	14.08%	9.63%	9.17%